MELLON INSTITUTIONAL FUNDS INVESTMENT TRUST

One Boston Place

Boston, Massachusetts 02108

May 5, 2008

VIA ELECTRONIC TRANSMISSION

U.S. Securities and Exchange Commission

File Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:	Mellon Institutional Funds Investment Trust (the “Trust”) (File Nos. 33-8214 and 811-4813)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I certify that the forms of prospectuses for Standish Mellon Fixed Income Fund, Standish Mellon International Fixed Income Fund and Standish Mellon Global Fixed Income Fund (each prospectus dated May 1, 2008), that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 131 (amendment No. 135 under the Investment Company Act of 1940) to the Trust’s registration statement on Form N-1A (Accession No. 0001145443-08-001481). Post-Effective Amendment No. 131 was filed electronically with the Securities and Exchange Commission on April 30, 2008 and effective on May 1, 2008 pursuant to Rule 485(b) under the 1933 Act. Each fund is a series of the Trust.

If you have any questions or comments concerning this filing, please contact me at (617) 248-6227 or Christopher P. Harvey, Esq., counsel to the Trust, at (617) 526-6532.

Very truly yours,

Mellon Institutional Funds Investment Trust

/s/ DENISE B. KNEELAND

Denise B. Kneeland

Assistant Vice President and Secretary